UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21686

                          Oppenheimer Portfolio Series
                          ----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: JANUARY 31

                      Date of reporting period: 07/31/2007

ITEM 1. REPORTS TO STOCKHOLDERS.


CONSERVATIVE INVESTOR FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds                66.8%
U.S. Equity Funds                 16.9
Alternative Investments Funds     10.4
Global Equity Fund                 5.6
Money Market Fund                  0.3

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2007, and are based on the total market value of investments in affiliated companies

--------------------------------------------------------------------------------


                         10 | CONSERVATIVE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05.Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                         11 | CONSERVATIVE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                         12 | CONSERVATIVE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                         13 | CONSERVATIVE INVESTOR FUND

PORTFOLIO EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     BEGINNING     ENDING        EXPENSES
                                     ACCOUNT       ACCOUNT       PAID DURING
                                     VALUE         VALUE         6 MONTHS ENDED
                                     (2/1/07)      (7/31/07)     JULY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                       $ 1,000.00    $ 1,014.60    $ 1.80
--------------------------------------------------------------------------------
Class A Hypothetical                   1,000.00      1,023.01      1.81
--------------------------------------------------------------------------------
Class B Actual                         1,000.00      1,010.10      5.90
--------------------------------------------------------------------------------
Class B Hypothetical                   1,000.00      1,018.94      5.92
--------------------------------------------------------------------------------
Class C Actual                         1,000.00      1,011.10      5.75
--------------------------------------------------------------------------------
Class C Hypothetical                   1,000.00      1,019.09      5.77
--------------------------------------------------------------------------------
Class N Actual                         1,000.00      1,012.80      3.25
--------------------------------------------------------------------------------
Class N Hypothetical                   1,000.00      1,021.57      3.26
--------------------------------------------------------------------------------
Class Y Actual                         1,000.00      1,016.40      0.15
--------------------------------------------------------------------------------
Class Y Hypothetical                   1,000.00      1,024.65      0.15

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended July 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             0.36%
-----------------------------
Class B             1.18
-----------------------------
Class C             1.15
-----------------------------
Class N             0.65
-----------------------------
Class Y             0.03

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                         14 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  July 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                  VALUE
                                                                 SHARES      SEE NOTE 1
----------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--98.1% 1
----------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUNDS--10.2%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y       2,244,407   $  16,451,502
----------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                             609,653      12,753,927
                                                                          --------------
                                                                             29,205,429

----------------------------------------------------------------------------------------
FIXED INCOME FUNDS--65.5%
Oppenheimer Champion Income Fund, Cl. Y                       3,448,096      31,136,311
----------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                             9,186,575      92,416,953
----------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                    2,540,490      15,903,467
----------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y               4,865,285      48,166,322
                                                                          --------------
                                                                            187,623,053

----------------------------------------------------------------------------------------
GLOBAL EQUITY FUND--5.5%
Oppenheimer Global Fund, Cl. Y                                  202,000      15,822,614
----------------------------------------------------------------------------------------
MONEY MARKET FUND--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 2     808,722         808,722
----------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--16.6%
Oppenheimer Capital Appreciation Fund, Cl. Y 3                  310,022      15,901,018
----------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                             368,159      15,661,450
----------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                   545,898      15,825,564
                                                                          --------------
                                                                             47,388,032

----------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $276,475,443)                    98.1%    280,847,850
----------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                     1.9       5,417,766
                                                             ---------------------------
NET ASSETS                                                        100.0%  $ 286,265,616
                                                             ===========================


                         15 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2007, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES                                   SHARES
                                                     JANUARY 31,          GROSS         GROSS    JULY 31,
                                                            2007      ADDITIONS    REDUCTIONS        2007
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y             231,332         93,733        15,043     310,022
Oppenheimer Champion Income Fund, Cl. Y                2,477,295      1,135,582       164,781   3,448,096
Oppenheimer Commodity Strategy
Total Return Fund, Cl. Y                               1,441,991        884,076        81,660   2,244,407
Oppenheimer Core Bond Fund, Cl. Y                      6,523,270      2,993,618       330,313   9,186,575
Oppenheimer Global Fund, Cl. Y                           155,463         60,755        14,218     202,000
Oppenheimer Institutional Money Market Fund, Cl. E       637,460     33,424,947    33,253,685     808,722
Oppenheimer International Bond Fund, Cl. Y             1,863,135        813,594       136,239   2,540,490
Oppenheimer Limited-Term Government Fund, Cl. Y        3,414,211      1,625,479       174,405   4,865,285
Oppenheimer Main Street Fund, Cl. Y                      280,537        110,530        22,908     368,159
Oppenheimer Real Estate Fund, Cl. Y                      506,371        222,088       118,806     609,653
Oppenheimer Value Fund, Cl. Y                            439,532        163,898        57,532     545,898

                                                                          VALUE      DIVIDEND    REALIZED
                                                                     SEE NOTE 1        INCOME  GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                      $  15,901,018  $         --  $   (4,650)
Oppenheimer Champion Income Fund, Cl. Y                              31,136,311     1,027,102     (14,708)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y              16,451,502            --    (171,171)
Oppenheimer Core Bond Fund, Cl. Y                                    92,416,953     2,130,130     (72,118)
Oppenheimer Global Fund, Cl. Y                                       15,822,614            --      (4,382)
Oppenheimer Institutional Money Market Fund, Cl. E                      808,722        13,091          --
Oppenheimer International Bond Fund, Cl. Y                           15,903,467       298,995      (2,401)
Oppenheimer Limited-Term Government Fund, Cl. Y                      48,166,322     1,004,646     (25,950)
Oppenheimer Main Street Fund, Cl. Y                                  15,661,450            --      (8,618)
Oppenheimer Real Estate Fund, Cl. Y                                  12,753,927        27,325     163,218
Oppenheimer Value Fund, Cl. Y                                        15,825,564            --      12,919
                                                                  ----------------------------------------
                                                                  $ 280,847,850  $  4,501,289  $ (127,861)
                                                                  ========================================

2. Rate shown is the 7-day yield as of July 31, 2007.

3. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         16 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

July 31, 2007
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of
investments--
affiliated companies (cost $276,475,443)                          $ 280,847,850
--------------------------------------------------------------------------------
Cash                                                                     81,301
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                    7,368,146
Dividends                                                               822,440
Other                                                                     4,718
                                                                  --------------
Total assets                                                        289,124,455

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 1,714,284
Shares of beneficial interest redeemed                                1,017,251
Distribution and service plan fees                                       57,883
Transfer and shareholder servicing agent fees                            24,142
Shareholder communications                                               18,940
Trustees' compensation                                                   12,127
Other                                                                    14,212
                                                                  --------------
Total liabilities                                                     2,858,839

--------------------------------------------------------------------------------
NET ASSETS                                                        $ 286,265,616
                                                                  ==============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                        $      25,922
--------------------------------------------------------------------------------
Additional paid-in capital                                          276,769,414
--------------------------------------------------------------------------------
Accumulated net investment income                                     4,219,354
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                            878,519
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                            4,372,407
                                                                  --------------

NET ASSETS                                                        $ 286,265,616
                                                                  ==============


                         17 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $150,860,154 and
13,602,447 shares of beneficial interest outstanding)                                             $ 11.09
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $ 11.77
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $27,198,346 and 2,476,467 shares of
beneficial interest outstanding)                                                                  $ 10.98
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $73,667,556 and 6,715,640 shares of
beneficial interest outstanding)                                                                  $ 10.97
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $34,128,234 and 3,090,969 shares of
beneficial interest outstanding)                                                                  $ 11.04
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$411,326 and 36,914 shares of beneficial interest outstanding)                                    $ 11.14

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         18 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                $  4,501,289
--------------------------------------------------------------------------------
Interest                                                                 11,683
                                                                   -------------
Total investment income                                               4,512,972

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 159,864
Class B                                                                 122,982
Class C                                                                 308,886
Class N                                                                  74,161
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  49,491
Class B                                                                  15,749
Class C                                                                  36,293
Class N                                                                  18,907
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   9,734
Class B                                                                   3,682
Class C                                                                   5,960
Class N                                                                     780
Class Y                                                                       9
--------------------------------------------------------------------------------
Trustees' compensation                                                    5,148
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 481
--------------------------------------------------------------------------------
Other                                                                    18,306
                                                                   -------------
Total expenses                                                          830,433
Less reduction to custodian expenses                                        (48)
Less waivers and reimbursements of expenses                                (243)
                                                                   -------------
Net expenses                                                            830,142

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 3,682,830

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments--affiliated companies                 (127,861)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 (1,221,729)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  2,333,240
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         19 | CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              SIX MONTHS              YEAR
                                                                                                   ENDED             ENDED
                                                                                           JULY 31, 2007       JANUARY 31,
                                                                                             (UNAUDITED)              2007
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                       $  3,682,830      $  5,562,146
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                        (127,861)        1,186,431
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                         (1,221,729)        4,526,707
                                                                                            -------------------------------
Net increase in net assets resulting from operations                                           2,333,240        11,275,284

---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                               --        (3,003,750)
Class B                                                                                               --          (480,154)
Class C                                                                                               --        (1,164,379)
Class N                                                                                               --          (517,426)
Class Y                                                                                               --            (3,818)
                                                                                            -------------------------------
                                                                                                      --        (5,169,527)
---------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                               --          (155,287)
Class B                                                                                               --           (31,426)
Class C                                                                                               --           (73,612)
Class N                                                                                               --           (28,428)
Class Y                                                                                               --              (185)
                                                                                            -------------------------------
                                                                                                      --          (288,938)

---------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                       39,018,945        60,904,680
Class B                                                                                        4,996,930        12,171,265
Class C                                                                                       22,406,058        30,347,750
Class N                                                                                       12,577,090        13,094,093
Class Y                                                                                          276,800            31,178
                                                                                            -------------------------------
                                                                                              79,275,823       116,548,966

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                81,609,063       122,365,785
---------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          204,656,553        82,290,768
                                                                                            -------------------------------
End of period (including accumulated net investment income of
$4,219,354 and $536,524, respectively)                                                      $286,265,616      $204,656,553
                                                                                            ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         20 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                                       ENDED
                                                                               JULY 31, 2007        YEAR ENDED JANUARY 31,
CLASS A                                                                          (UNAUDITED)        2007            2006 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $  10.93    $  10.53          $  10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 0.18        0.46              0.38
Net realized and unrealized gain (loss)                                                (0.02)       0.29              0.33
                                                                                    ---------------------------------------
Total from investment operations                                                        0.16        0.75              0.71
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                      --       (0.33)            (0.18)
Distributions from net realized gain                                                      --       (0.02)               --
                                                                                    ---------------------------------------
Total dividends and/or distributions to shareholders                                      --       (0.35)            (0.18)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $  11.09    $  10.93          $  10.53
                                                                                    =======================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      1.46%       7.11%             7.15%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                            $150,860    $110,378          $ 46,318
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                   $131,644    $ 76,542          $ 21,844
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   3.30%       4.24%             4.50%
Total expenses 5                                                                        0.36%       0.38%             0.53%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                     0.36%       0.38%             0.51%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    6%          5%               11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007            0.91%
      Year Ended January 31, 2007               0.98%
      Period Ended January 31, 2006             1.19%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         21 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                                       ENDED
                                                                               JULY 31, 2007        YEAR ENDED JANUARY 31,
CLASS B                                                                          (UNAUDITED)        2007            2006 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $  10.87    $  10.49          $  10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 0.14        0.36              0.32
Net realized and unrealized gain (loss)                                                (0.03)       0.30              0.32
                                                                                    ---------------------------------------
Total from investment operations                                                        0.11        0.66              0.64
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                      --       (0.26)            (0.15)
Distributions from net realized gain                                                      --       (0.02)               --
                                                                                    ---------------------------------------
Total dividends and/or distributions to shareholders                                      --       (0.28)            (0.15)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $  10.98    $  10.87          $  10.49
                                                                                    =======================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      1.01%       6.28%             6.44%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                            $ 27,199    $ 21,991          $  9,163
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                   $ 24,829    $ 15,882          $  4,018
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   2.48%       3.36%             3.74%
Total expenses 5                                                                        1.18%       1.23%             1.39%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                     1.18%       1.23%             1.34%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    6%          5%               11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007            1.73%
      Year Ended January 31, 2007               1.83%
      Period Ended January 31, 2006             2.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         22 | CONSERVATIVE INVESTOR FUND

                                                                                  SIX MONTHS
                                                                                       ENDED
                                                                               JULY 31, 2007        YEAR ENDED JANUARY 31,
CLASS C                                                                          (UNAUDITED)        2007            2006 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $  10.85    $  10.48          $  10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 0.14        0.37              0.32
Net realized and unrealized gain (loss)                                                (0.02)       0.29              0.31
                                                                                    ---------------------------------------
Total from investment operations                                                        0.12        0.66              0.63
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                      --       (0.27)            (0.15)
Distributions from net realized gain                                                      --       (0.02)               --
                                                                                    ---------------------------------------
Total dividends and/or distributions to shareholders                                      --       (0.29)            (0.15)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $  10.97    $  10.85          $  10.48
                                                                                    =======================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      1.11%       6.28%             6.37%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                            $ 73,668    $ 50,876          $ 19,145
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                   $ 62,426    $ 35,277          $  7,647
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   2.50%       3.46%             3.78%
Total expenses 5                                                                        1.15%       1.19%             1.36%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                     1.15%       1.19%             1.33%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    6%          5%               11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007            1.70%
      Year Ended January 31, 2007               1.79%
      Period Ended January 31, 2006             2.02%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         23 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                                       ENDED
                                                                               JULY 31, 2007        YEAR ENDED JANUARY 31,
CLASS N                                                                          (UNAUDITED)        2007            2006 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $  10.90    $  10.51          $  10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 0.17        0.44              0.41
Net realized and unrealized gain (loss)                                                (0.03)       0.28              0.28
                                                                                    ---------------------------------------
Total from investment operations                                                        0.14        0.72              0.69
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                      --       (0.31)            (0.18)
Distributions from net realized gain                                                      --       (0.02)               --
                                                                                    ---------------------------------------
Total dividends and/or distributions to shareholders                                      --       (0.33)            (0.18)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $  11.04    $  10.90          $  10.51
                                                                                    =======================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      1.28%       6.84%             6.98%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                            $ 34,128    $ 21,277          $  7,569
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                   $ 29,983    $ 13,671          $  2,231
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   3.00%       4.08%             4.82%
Total expenses 5                                                                        0.65%       0.66%             0.72%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                     0.65%       0.66%             0.71%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    6%          5%               11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007            1.20%
      Year Ended January 31, 2007               1.26%
      Period Ended January 31, 2006             1.38%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         24 | CONSERVATIVE INVESTOR FUND

                                                                                  SIX MONTHS
                                                                                       ENDED
                                                                               JULY 31, 2007        YEAR ENDED JANUARY 31,
CLASS Y                                                                          (UNAUDITED)        2007            2006 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $  10.96    $  10.54          $  10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 0.20        0.49              0.38
Net realized and unrealized gain (loss)                                                (0.02)       0.30              0.35
                                                                                    ---------------------------------------
Total from investment operations                                                        0.18        0.79              0.73
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                      --       (0.35)            (0.19)
Distributions from net realized gain                                                      --       (0.02)               --
                                                                                    ---------------------------------------
Total dividends and/or distributions to shareholders                                      --       (0.37)            (0.19)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $  11.14    $  10.96          $  10.54
                                                                                    =======================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      1.64%       7.50%             7.34%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                            $    411    $    135          $     96
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                   $    245    $    127          $     71
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   3.63%       4.57%             4.42%
Total expenses 5                                                                        0.03%       0.06%             0.30%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                     0.03%       0.06%             0.25%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    6%          5%               11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007            0.58%
      Year Ended January 31, 2007               0.66%
      Period Ended January 31, 2006             0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         25 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Conservative Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Portfolio's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.


                         26 | CONSERVATIVE INVESTOR FUND

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of July 31, 2007, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $127,861 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of July 31, 2007, it is estimated that the Portfolio will not utilize any capital loss


                         27 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

carryforward to offset realized capital gains. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan (the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2007, the Portfolio's projected benefit obligations were increased by $3,054 and payments of $2,968 were made to retired trustees, resulting in an accumulated liability of $9,821 as of July 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated share-


                         28 | CONSERVATIVE INVESTOR FUND
holder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED JULY 31, 2007       YEAR ENDED JANUARY 31, 2007
                                                  SHARES            AMOUNT          SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                           5,457,230      $ 60,856,417       6,963,555      $ 74,510,538
Dividends and/or distributions reinvested             --                --         273,173         2,955,734
Redeemed                                      (1,952,695)      (21,837,472)     (1,539,439)      (16,561,592)
                                              ---------------------------------------------------------------
Net increase                                   3,504,535      $ 39,018,945       5,697,289      $ 60,904,680
                                              ===============================================================

-------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                             792,346      $  8,746,571       1,545,034      $ 16,399,320
Dividends and/or distributions reinvested             --                --          44,717           481,607
Redeemed                                        (339,247)       (3,749,641)       (439,932)       (4,709,662)
                                              ---------------------------------------------------------------
Net increase                                     453,099      $  4,996,930       1,149,819      $ 12,171,265
                                              ===============================================================

-------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                           2,657,639      $ 29,357,054       3,733,906      $ 39,648,370
Dividends and/or distributions reinvested             --                --         104,459         1,122,933
Redeemed                                        (629,413)       (6,950,996)       (977,406)      (10,423,553)
                                              ---------------------------------------------------------------
Net increase                                   2,028,226      $ 22,406,058       2,860,959      $ 30,347,750
                                              ===============================================================


                         29 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                            SIX MONTHS ENDED JULY 31, 2007       YEAR ENDED JANUARY 31, 2007
                                                  SHARES            AMOUNT          SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                           1,979,647      $ 21,931,492       1,890,946      $ 20,227,682
Dividends and/or distributions reinvested             --                --          43,968           474,413
Redeemed                                        (841,213)       (9,354,402)       (702,789)       (7,608,002)
                                               --------------------------------------------------------------
Net increase                                   1,138,434      $ 12,577,090       1,232,125      $ 13,094,093
                                               ==============================================================

-------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                              35,359      $    396,941          11,192      $    118,410
Dividends and/or distributions reinvested             --                --             366             3,967
Redeemed                                         (10,727)         (120,141)         (8,365)          (91,199)
                                               --------------------------------------------------------------
Net increase                                      24,632      $    276,800           3,193      $     31,178
                                               ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short--term obligations and investments in IMMF, for the six months ended July 31, 2007, were as follows:

                                        PURCHASES          SALES
           -----------------------------------------------------
           Investment securities      $92,525,879    $15,719,886

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the six months ended July 31, 2007 was 0.52%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended July 31, 2007, the Portfolio paid $111,727 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of


                         30 | CONSERVATIVE INVESTOR FUND
up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B, Class C and Class N shares were $414,065, $484,731 and $367,873, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A         CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
July 31, 2007           $235,583          $1,046         $27,335         $10,877          $5,765

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the


                         31 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the six months ended July 31, 2007, the Manager waived $243 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         32 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities ("portfolio proxies") held by the Portfolio. A description of the Portfolio's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, (ii) on the Portfolio's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's voting record is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, and
(ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Portfolio files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Portfolio's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         33 | CONSERVATIVE INVESTOR FUND



EQUITY INVESTOR FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                         U.S. Equity Funds        69.2%
                         Global Equity Funds      30.8
                         Money Market Fund         0.0

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2007, and are based on the total market value of investments in affiliated companies.

--------------------------------------------------------------------------------


                            9 | EQUITY INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                            10 | EQUITY INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                            11 | EQUITY INVESTOR FUND

PORTFOLIO EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 BEGINNING         ENDING            EXPENSES
                                 ACCOUNT           ACCOUNT           PAID DURING
                                 VALUE             VALUE             6 MONTHS ENDED
                                 (2/1/07)          (7/31/07)         JULY 31, 2007
---------------------------------------------------------------------------------------
Class A Actual                   $ 1,000.00        $ 1,050.70        $   2.29
---------------------------------------------------------------------------------------
Class A Hypothetical               1,000.00          1,022.56            2.26
---------------------------------------------------------------------------------------
Class B Actual                     1,000.00          1,046.30            6.36
---------------------------------------------------------------------------------------
Class B Hypothetical               1,000.00          1,018.60            6.28
---------------------------------------------------------------------------------------
Class C Actual                     1,000.00          1,047.10            6.26
---------------------------------------------------------------------------------------
Class C Hypothetical               1,000.00          1,018.70            6.18
---------------------------------------------------------------------------------------
Class N Actual                     1,000.00          1,049.20            3.41
---------------------------------------------------------------------------------------
Class N Hypothetical               1,000.00          1,021.47            3.36
---------------------------------------------------------------------------------------
Class Y Actual                     1,000.00          1,052.90            0.10
---------------------------------------------------------------------------------------
Class Y Hypothetical               1,000.00          1,024.70            0.10

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended July 31, 2007 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                 0.45%
---------------------------------
Class B                 1.25
---------------------------------
Class C                 1.23
---------------------------------
Class N                 0.67
---------------------------------
Class Y                 0.02

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                            12 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  July 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                             VALUE
                                                                            SHARES      SEE NOTE 1
--------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.8% 1
--------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--30.7%
Oppenheimer Developing Markets Fund, Cl. Y                                 521,078    $ 26,105,985
--------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                           1,187,004      92,977,984
--------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                               607,292      24,036,617
                                                                                      ------------
                                                                                       143,120,586

--------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 2                225,303         225,303
--------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--69.1%
Oppenheimer Capital Appreciation Fund, Cl. Y 3                           1,820,947      93,396,405
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                      1,622,819      69,034,710
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                          2,938,119      45,834,650
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                            1,851,918      43,964,540
--------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                            2,406,077      69,752,171
                                                                                      ------------
                                                                                       321,982,476

--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $425,934,323)                               99.8%    465,328,365
--------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                0.2         736,936
                                                                         -------------------------

NET ASSETS                                                                   100.0%   $466,065,301
                                                                         =========================


                            13 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2007, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES        GROSS        GROSS          SHARES
                                                     JANUARY 31, 2007    ADDITIONS   REDUCTIONS   JULY 31, 2007
----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                1,364,861      462,433        6,347       1,820,947
Oppenheimer Developing Markets Fund, Cl. Y                    425,351      121,172       25,445         521,078
Oppenheimer Global Fund, Cl. Y                                915,262      278,198        6,456       1,187,004
Oppenheimer Global Opportunities Fund, Cl. Y                  430,055      179,322        2,085         607,292
Oppenheimer Institutional Money Market Fund, Cl. E            812,798   26,246,748   26,834,243         225,303
Oppenheimer Main Street Fund, Cl. Y                         1,239,380      389,077        5,638       1,622,819
Oppenheimer Main Street Opportunity Fund, Cl. Y             2,241,434      706,899       10,214       2,938,119
Oppenheimer Main Street Small Cap Fund, Cl. Y               1,423,589      437,100        8,771       1,851,918
Oppenheimer Value Fund, Cl. Y                               1,940,570      563,188       97,681       2,406,077

                                                                             VALUE     DIVIDEND        REALIZED
                                                                        SEE NOTE 1       INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                          $ 93,396,405   $       --   $      (4,050)
Oppenheimer Developing Markets Fund, Cl. Y                              26,105,985           --          (8,083)
Oppenheimer Global Fund, Cl. Y                                          92,977,984           --         (11,443)
Oppenheimer Global Opportunities Fund, Cl. Y                            24,036,617           --         (10,738)
Oppenheimer Institutional Money Market Fund, Cl. E                         225,303       21,053              --
Oppenheimer Main Street Fund, Cl. Y                                     69,034,710           --          (4,072)
Oppenheimer Main Street Opportunity Fund, Cl. Y                         45,834,650           --          (2,927)
Oppenheimer Main Street Small Cap Fund, Cl. Y                           43,964,540           --          (4,881)
Oppenheimer Value Fund, Cl. Y                                           69,752,171           --          26,552
                                                                      ------------------------------------------
                                                                      $465,328,365   $   21,053   $     (19,642)
                                                                      ==========================================

2. Rate shown is the 7-day yield as of July 31, 2007.

3. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            14 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

July 31, 2007
----------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $425,934,323)                                 $  465,328,365
----------------------------------------------------------------------------------------
Cash                                                                            130,910
----------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                            1,476,496
Dividends                                                                         3,147
Other                                                                             5,742
                                                                         ---------------
Total assets                                                                466,944,660

----------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                           357,541
Shares of beneficial interest redeemed                                          297,861
Distribution and service plan fees                                               98,407
Transfer and shareholder servicing agent fees                                    69,613
Shareholder communications                                                       24,092
Trustees' compensation                                                           18,341
Other                                                                            13,504
                                                                         ---------------
Total liabilities                                                               879,359

----------------------------------------------------------------------------------------
NET ASSETS                                                               $  466,065,301
                                                                         ===============

----------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------
Par value of shares of beneficial interest                               $       35,290
----------------------------------------------------------------------------------------
Additional paid-in capital                                                  420,117,837
----------------------------------------------------------------------------------------
Accumulated net investment loss                                              (1,572,865)
----------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                  8,090,997
----------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                   39,394,042
                                                                         ---------------

NET ASSETS                                                               $  466,065,301
                                                                         ===============


                            15 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $241,266,179 and 18,185,620 shares of beneficial interest outstanding)                            $ 13.27
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                          $ 14.08
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $76,212,626 and 5,807,575 shares of beneficial interest outstanding)                              $ 13.12
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $98,496,750 and 7,509,749 shares of beneficial interest outstanding)                              $ 13.12
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $47,475,437 and 3,590,863 shares of beneficial interest outstanding)                              $ 13.22
-------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $2,614,309 and 196,036 shares of beneficial interest outstanding)            $ 13.34

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            16 | EQUITY INVESTOR FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2007
-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Dividends from affiliated companies                                    $      21,053
-------------------------------------------------------------------------------------
Interest                                                                      11,417
                                                                       --------------
Total investment income                                                       32,470

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                      260,437
Class B                                                                      344,057
Class C                                                                      429,917
Class N                                                                      108,254
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      183,357
Class B                                                                       69,412
Class C                                                                       85,962
Class N                                                                       31,319
Class Y                                                                            7
-------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                       23,966
Class B                                                                       11,488
Class C                                                                        8,650
Class N                                                                        1,195
Class Y                                                                            4
-------------------------------------------------------------------------------------
Trustees' compensation                                                         9,400
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                      799
-------------------------------------------------------------------------------------
Other                                                                         21,460
                                                                       --------------
Total expenses                                                             1,589,684
Less reduction to custodian expenses                                             (88)
Less waivers and reimbursements of expenses                                     (402)
                                                                       --------------
Net expenses                                                               1,589,194

-------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                       (1,556,724)

-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------
Net realized loss on investments--affiliated companies                       (19,642)
-------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                      19,238,457

-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  17,662,091
                                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            17 | EQUITY INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                SIX MONTHS             YEAR
                                                                                                     ENDED            ENDED
                                                                                              JULY 31,2007      JANUARY 31,
                                                                                               (UNAUDITED)             2007
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                 $  (1,556,724)  $    3,773,289
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                           (19,642)       9,113,640
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                           19,238,457       14,991,693
                                                                                             -------------------------------
Net increase in net assets resulting from operations                                            17,662,091       27,878,622

----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                                 --       (2,293,120)
Class B                                                                                                 --         (510,255)
Class C                                                                                                 --         (615,967)
Class N                                                                                                 --         (486,103)
Class Y                                                                                                 --          (30,630)
                                                                                             -------------------------------
                                                                                                        --       (3,936,075)
----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                                 --         (522,857)
Class B                                                                                                 --         (182,273)
Class C                                                                                                 --         (214,177)
Class N                                                                                                 --         (112,075)
Class Y                                                                                                 --           (5,808)
                                                                                             -------------------------------
                                                                                                        --       (1,037,190)

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                         58,349,564      113,644,714
Class B                                                                                         13,955,336       36,285,425
Class C                                                                                         24,445,811       45,942,782
Class N                                                                                          9,844,937       27,802,175
Class Y                                                                                            498,125        1,165,948
                                                                                             -------------------------------
                                                                                               107,093,773      224,841,044

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                 124,755,864      247,746,401
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                            341,309,437       93,563,036
                                                                                             -------------------------------
End of period (including accumulated net investment loss of
$1,572,865 and $16,141, respectively)                                                        $ 466,065,301   $  341,309,437
                                                                                             ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            18 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                                 ENDED
                                                         JULY 31, 2007      YEAR ENDED JANUARY 31,
CLASS A                                                    (UNAUDITED)           2007       2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.63       $  11.60    $ 10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                    (.03)           .25        .22
Net realized and unrealized gain                                   .67           1.00       1.52
                                                              ------------------------------------
Total from investment operations                                   .64           1.25       1.74
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --           (.18)      (.12)
Distributions from net realized gain                                --           (.04)      (.02)
                                                              ------------------------------------
Total dividends and/or distributions to shareholders                --           (.22)      (.14)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  13.27       $  12.63    $ 11.60
                                                              ====================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                5.07%         10.85%     17.46%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $241,266       $173,539    $48,132
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $214,566       $109,318    $17,321
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     (0.44)%         2.07%      2.47%
Total expenses 5                                                  0.45%          0.50%      0.70%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.45%          0.50%      0.68%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              1%             2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

         Six Months Ended July 31, 2007         1.08%
         Year Ended January 31, 2007            1.15%
         Period Ended January 31, 2006          1.39%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            19 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                                 ENDED
                                                         JULY 31, 2007   YEAR ENDED 31 JANUARY 31,
CLASS B                                                    (UNAUDITED)           2007       2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.54        $ 11.55    $ 10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                    (.08)           .14        .16
Net realized and unrealized gain                                   .66           1.01       1.50
                                                              ------------------------------------
Total from investment operations                                   .58           1.15       1.66
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --           (.12)      (.09)
Distributions from net realized gain                                --           (.04)      (.02)
                                                              ------------------------------------
Total dividends and/or distributions to shareholders                --           (.16)      (.11)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  13.12        $ 12.54    $ 11.55
                                                              ====================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                4.63%          9.97%     16.70%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 76,213        $59,406    $19,078
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 69,485        $38,569    $ 7,050
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     (1.23)%         1.19%      1.83%
Total expenses 5                                                  1.25%          1.31%      1.53%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               1.25%          1.31%      1.50%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              1%             2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

         Six Months Ended July 31, 2007         1.88%
         Year Ended January 31, 2007            1.96%
         Period Ended January 31, 2006          2.22%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            20 | EQUITY INVESTOR FUND

                                                            SIX MONTHS
                                                                 ENDED
                                                         JULY 31, 2007      YEAR ENDED JANUARY 31,
CLASS C                                                    (UNAUDITED)           2007       2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.53        $ 11.54    $ 10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                    (.08)           .14        .15
Net realized and unrealized gain                                   .67           1.01       1.51
                                                              ------------------------------------
Total from investment operations                                   .59           1.15       1.66
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --           (.12)      (.10)
Distributions from net realized gain                                --           (.04)      (.02)
                                                              ------------------------------------
Total dividends and/or distributions to shareholders                --           (.16)      (.12)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  13.12        $ 12.53    $ 11.54
                                                              ====================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                4.71%         10.00%     16.64%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 98,497        $70,691    $20,034
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 86,859        $45,312    $ 6,131
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     (1.22)%         1.23%      1.71%
Total expenses 5                                                  1.23%          1.29%      1.48%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               1.23%          1.29%      1.45%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              1%             2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

         Six Months Ended July 31, 2007         1.86%
         Year Ended January 31, 2007            1.94%
         Period Ended January 31, 2006          2.17%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            21 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                                 ENDED
                                                         JULY 31, 2007      YEAR ENDED JANUARY 31,
CLASS N                                                    (UNAUDITED)           2007       2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.60        $ 11.59    $ 10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                    (.04)           .29        .24
Net realized and unrealized gain                                   .66            .94       1.49
                                                              ------------------------------------
Total from investment operations                                   .62           1.23       1.73
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --           (.18)      (.12)
Distributions from net realized gain                                --           (.04)      (.02)
                                                              ------------------------------------
Total dividends and/or distributions to shareholders                --           (.22)      (.14)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  13.22        $ 12.60    $ 11.59
                                                              ====================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                4.92%         10.67%     17.34%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 47,475        $35,652    $ 5,608
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 43,739        $18,874    $ 1,717
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     (0.64)%         2.47%      2.62%
Total expenses 5                                                  0.67%          0.69%      0.79%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.67%          0.69%      0.78%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              1%             2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

         Six Months Ended July 31, 2007         1.30%
         Year Ended January 31, 2007            1.34%
         Period Ended January 31, 2006          1.48%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            22 | EQUITY INVESTOR FUND

                                                            SIX MONTHS
                                                                 ENDED
                                                         JULY 31, 2007      YEAR ENDED JANUARY 31,
CLASS Y                                                    (UNAUDITED)           2007       2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.67        $ 11.61    $ 10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                             -- 3          .29        .24
Net realized and unrealized gain                                   .67           1.03       1.52
                                                              ------------------------------------
Total from investment operations                                   .67           1.32       1.76
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --           (.22)      (.13)
Distributions from net realized gain                                --           (.04)      (.02)
                                                              ------------------------------------
Total dividends and/or distributions to shareholders                --           (.26)      (.15)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  13.34        $ 12.67    $ 11.61
                                                              ====================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                5.29%         11.42%     17.69%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $  2,614        $ 2,021    $   711
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $  2,292        $ 1,267    $   331
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                             0.01%          2.46%      2.67%
Total expenses 6                                                  0.02%          0.03%      0.30%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.02%          0.03%      0.27%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              1%             2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

5. Annualized for periods less than one full year.

6. Total expenses including all underlying fund expenses were as follows:

         Six Months Ended July 31, 2007           0.65%
         Year Ended January 31, 2007              0.68%
         Period Ended January 31, 2006            0.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            23 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Equity Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Portfolio's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                            24 | EQUITY INVESTOR FUND

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of July 31, 2007, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $19,642 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of July 31, 2007, it is estimated that the Portfolio will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.


                            25 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan (the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2007, the Portfolio's projected benefit obligations were increased by $6,132 and payments of $4,367 were made to retired trustees, resulting in an accumulated liability of $15,186 as of July 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to


                            26 | EQUITY INVESTOR FUND
the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED JULY 31, 2007   YEAR ENDED JANUARY 31, 2007
                                     SHARES           AMOUNT        SHARES          AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                              5,660,122    $  74,357,754    10,788,987   $ 127,694,890
Dividends and/or
distributions reinvested                 --               --       217,939       2,704,630
Redeemed                         (1,215,173)     (16,008,190)   (1,417,148)    (16,754,806)
                                 ----------------------------------------------------------
Net increase                      4,444,949    $  58,349,564     9,589,778   $ 113,644,714
                                 ==========================================================

-------------------------------------------------------------------------------------------
CLASS B
Sold                              1,530,315    $  19,926,795     3,586,753   $  42,131,412
Dividends and/or
distributions reinvested                 --               --        54,487         671,822
Redeemed                           (459,555)      (5,971,459)     (556,353)     (6,517,809)
                                 ----------------------------------------------------------
Net increase                      1,070,760    $  13,955,336     3,084,887   $  36,285,425
                                 ==========================================================

-------------------------------------------------------------------------------------------
CLASS C
Sold                              2,616,104    $  34,106,275     4,655,073   $  54,733,344
Dividends and/or
distributions reinvested                 --               --        65,253         803,921
Redeemed                           (746,179)      (9,660,464)     (816,245)     (9,594,483)
                                 ----------------------------------------------------------
Net increase                      1,869,925    $  24,445,811     3,904,081   $  45,942,782
                                 ==========================================================


                            27 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                              SIX MONTHS ENDED JULY 31, 2007   YEAR ENDED JANUARY 31, 2007
                                     SHARES           AMOUNT        SHARES          AMOUNT
-------------------------------------------------------------------------------------------
CLASS N
Sold                              1,118,783    $  14,568,484     2,837,844   $  33,657,788
Dividends and/or
distributions reinvested                 --               --        41,434         512,955
Redeemed                           (357,614)      (4,723,547)     (533,502)     (6,368,568)
                                  ---------------------------------------------------------
Net increase                        761,169    $   9,844,937     2,345,776   $  27,802,175
                                  =========================================================

-------------------------------------------------------------------------------------------
CLASS Y
Sold                                 69,873    $     935,878       121,765   $   1,440,825
Dividends and/or
distributions reinvested                 --               --         2,927          36,412
Redeemed                            (33,379)        (437,753)      (26,372)       (311,289)
                                  ---------------------------------------------------------
Net increase                         36,494    $     498,125        98,320   $   1,165,948
                                  =========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 31, 2007, were as follows:

                                             PURCHASES        SALES
              -----------------------------------------------------
              Investment securities       $112,102,625   $5,389,276

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the six months ended July 31, 2007 was 0.57%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended July 31, 2007, the Portfolio paid $351,542 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.


                            28 | EQUITY INVESTOR FUND

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B, Class C and Class N shares were $1,331,835, $724,267 and $350,954, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS             RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                  DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------
July 31, 2007             $553,559          $1,543         $60,105          $6,539          $1,282

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for


                            29 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Class A, Class B, Class C, Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the six months ended July 31, 2007, the Manager waived $402 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                            30 | EQUITY INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities ("portfolio proxies") held by the Portfolio. A description of the Portfolio's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, (ii) on the Portfolio's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's voting record is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, and
(ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Portfolio files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Portfolio's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                            31 | EQUITY INVESTOR FUND



MODERATE INVESTOR FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds            44.6%
U.S. Equity Funds             35.5
Global Equity Fund            10.2
Alternative Investment Funds   9.4
Money Market Fund              0.3

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2007, and are based on the total market value of investments in affiliated companies.

--------------------------------------------------------------------------------


                           10 | MODERATE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                          11 | MODERATE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

Portfolio Expenses. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                           12 | MODERATE INVESTOR FUND

--------------------------------------------------------------------------------

                                     BEGINNING     ENDING        EXPENSES
                                     ACCOUNT       ACCOUNT       PAID DURING
                                     VALUE         VALUE         6 MONTHS ENDED
                                     (2/1/07)      (7/31/07)     JULY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                       $ 1,000.00    $ 1,021.00    $  1.86
--------------------------------------------------------------------------------
Class A Hypothetical                   1,000.00      1,022.96       1.86
--------------------------------------------------------------------------------
Class B Actual                         1,000.00      1,017.60       5.87
--------------------------------------------------------------------------------
Class B Hypothetical                   1,000.00      1,018.99       5.87
--------------------------------------------------------------------------------
Class C Actual                         1,000.00      1,017.70       5.72
--------------------------------------------------------------------------------
Class C Hypothetical                   1,000.00      1,019.14       5.72
--------------------------------------------------------------------------------
Class N Actual                         1,000.00      1,019.30       3.21
--------------------------------------------------------------------------------
Class N Hypothetical                   1,000.00      1,021.62       3.21
--------------------------------------------------------------------------------
Class Y Actual                         1,000.00      1,023.60       0.05
--------------------------------------------------------------------------------
Class Y Hypothetical                   1,000.00      1,024.74       0.05

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended July 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             0.37%
-----------------------------
Class B             1.17
-----------------------------
Class C             1.14
-----------------------------
Class N             0.64
-----------------------------
Class Y             0.01

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                           13 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS  July 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                         VALUE
                                                                        SHARES      SEE NOTE 1
-----------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--100.0% 1
-----------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUNDS--9.4%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y              5,845,266   $  42,845,802
-----------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                  1,594,370      33,354,226
                                                                                 --------------
                                                                                    76,200,028

-----------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--44.6%
Oppenheimer Champion Income Fund, Cl. Y                              8,608,470      77,734,488
-----------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                   15,975,485     160,713,376
-----------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                           6,627,303      41,486,921
-----------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                      8,209,406      81,273,124
                                                                                 --------------
                                                                                   361,207,909

-----------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND--10.2%
Oppenheimer Global Fund, Cl. Y                                       1,054,251      82,579,483
-----------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 2          2,834,830       2,834,830
-----------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--35.5%
Oppenheimer Capital Appreciation Fund, Cl. Y 3                       1,617,020      82,936,945
-----------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                  1,921,579      81,743,943
-----------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                      2,609,345      40,705,785
-----------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                        2,849,125      82,596,133
                                                                                 --------------
                                                                                   287,982,806

-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $780,613,037)                          100.0%    810,805,056
-----------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                     (0.0)       (208,601)
                                                                    ---------------------------

NET ASSETS                                                               100.0%  $ 810,596,455
                                                                    ===========================


                                  14 | MODERATE INVESTOR FUND

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2007, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                        SHARES           GROSS            GROSS           SHARES
                                                              JANUARY 31, 2007       ADDITIONS       REDUCTIONS    JULY 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                         1,239,117         388,219           10,316        1,617,020
Oppenheimer Champion Income Fund, Cl. Y                              6,341,189       2,322,214           54,933        8,608,470
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y              3,864,044       2,019,217           37,995        5,845,266
Oppenheimer Core Bond Fund, Cl. Y                                   11,639,178       4,439,704          103,397       15,975,485
Oppenheimer Global Fund, Cl. Y                                         831,381         250,951           28,081        1,054,251
Oppenheimer Institutional Money Market Fund, Cl. E                   1,897,564      54,078,338       53,141,072        2,834,830
Oppenheimer International Bond Fund, Cl. Y                           4,986,529       1,706,852           66,078        6,627,303
Oppenheimer Limited-Term Government Fund, Cl. Y                      5,914,588       2,347,869           53,051        8,209,406
Oppenheimer Main Street Fund, Cl. Y                                  1,499,294         456,733           34,448        1,921,579
Oppenheimer Main Street Opportunity Fund, Cl. Y                      2,033,988         620,720           45,363        2,609,345
Oppenheimer Real Estate Fund, Cl. Y                                  1,351,142         391,430          148,202        1,594,370
Oppenheimer Value Fund, Cl. Y                                        2,348,542         677,301          176,718        2,849,125

                                                                                         VALUE         DIVIDEND         REALIZED
                                                                                    SEE NOTE 1           INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                     $  82,936,945   $           --   $       (1,518)
Oppenheimer Champion Income Fund, Cl. Y                                             77,734,488        2,571,173           (6,279)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                             42,845,802               --          (90,493)
Oppenheimer Core Bond Fund, Cl. Y                                                  160,713,376        3,715,003          (24,097)
Oppenheimer Global Fund, Cl. Y                                                      82,579,483               --          (28,327)
Oppenheimer Institutional Money Market Fund, Cl. E                                   2,834,830           35,338               --
Oppenheimer International Bond Fund, Cl. Y                                          41,486,921          782,213           (1,142)
Oppenheimer Limited-Term Government Fund, Cl. Y                                     81,273,124        1,699,994           (7,964)
Oppenheimer Main Street Fund, Cl. Y                                                 81,743,943               --          (16,622)
Oppenheimer Main Street Opportunity Fund, Cl. Y                                     40,705,785               --           (7,844)
Oppenheimer Real Estate Fund, Cl. Y                                                 33,354,226           69,879              (47)
Oppenheimer Value Fund, Cl. Y                                                       82,596,133               --           62,160
                                                                                 ------------------------------------------------
                                                                                 $ 810,805,056   $    8,873,600   $     (122,173)
                                                                                 ================================================

2. Rate shown is the 7-day yield as of July 31, 2007.

3. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           15 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

July 31, 2007
---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $780,613,037)                                                       $   810,805,056
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                   225,559
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                   5,745,823
Dividends                                                                                            1,598,162
Other                                                                                                    8,970
                                                                                               ----------------
Total assets                                                                                       818,383,570

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                5,841,271
Shares of beneficial interest redeemed                                                               1,612,067
Distribution and service plan fees                                                                     168,396
Transfer and shareholder servicing agent fees                                                           76,933
Shareholder communications                                                                              36,491
Trustees' compensation                                                                                  34,380
Other                                                                                                   17,577
                                                                                               ----------------
Total liabilities                                                                                    7,787,115

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $   810,596,455
                                                                                               ================

---------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                     $        69,839
---------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         767,046,956
---------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                    7,376,201
---------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                         5,911,440
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                          30,192,019
                                                                                               ----------------
NET ASSETS                                                                                     $   810,596,455
                                                                                               ================


                                       16 | MODERATE INVESTOR FUND

---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $423,230,446
and 36,291,272 shares of beneficial interest outstanding)                                              $ 11.66
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                                        $ 12.37
---------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $121,772,657 and 10,554,091 shares
of beneficial interest outstanding)                                                                    $ 11.54
---------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $192,360,418 and 16,684,188 shares
of beneficial interest outstanding)                                                                    $ 11.53
---------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $71,917,887 and 6,197,354 shares
of beneficial interest outstanding)                                                                    $ 11.60
---------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $1,315,047 and 112,223 shares of beneficial interest outstanding)                                   $ 11.72

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           17 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                               $   8,873,600
--------------------------------------------------------------------------------
Interest                                                                 23,238
                                                                  --------------
Total investment income                                               8,896,838

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 460,636
Class B                                                                 566,822
Class C                                                                 841,327
Class N                                                                 156,992
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 185,615
Class B                                                                  79,807
Class C                                                                  99,218
Class N                                                                  39,167
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  24,079
Class B                                                                  12,361
Class C                                                                  10,696
Class N                                                                   1,336
--------------------------------------------------------------------------------
Trustees' compensation                                                   16,088
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,473
--------------------------------------------------------------------------------
Other                                                                    25,345
                                                                  --------------
Total expenses                                                        2,520,962
Less reduction to custodian expenses                                       (108)
Less waivers and reimbursements of expenses                                (691)
                                                                  --------------
Net expenses                                                          2,520,163

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 6,376,675

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments--affiliated companies                 (122,173)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  5,170,597

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  11,425,099
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           18 | MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS             YEAR
                                                                                       ENDED            ENDED
                                                                               JULY 31, 2007      JANUARY 31,
                                                                                 (UNAUDITED)             2007
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                         $    6,376,675   $   12,927,432
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            (122,173)       6,721,332
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              5,170,597       20,367,168
                                                                              --------------------------------
Net increase in net assets resulting from operations                              11,425,099       40,015,932

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                   --       (6,838,205)
Class B                                                                                   --       (1,753,095)
Class C                                                                                   --       (2,462,961)
Class N                                                                                   --       (1,056,853)
Class Y                                                                                   --          (23,344)
                                                                              --------------------------------
                                                                                          --      (12,134,458)
--------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                   --         (694,225)
Class B                                                                                   --         (231,731)
Class C                                                                                   --         (318,700)
Class N                                                                                   --         (111,013)
Class Y                                                                                   --           (2,136)
                                                                              --------------------------------
                                                                                          --       (1,357,805)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          103,483,675      191,855,068
Class B                                                                           18,145,431       60,241,093
Class C                                                                           47,740,063       88,079,456
Class N                                                                           19,307,264       37,858,714
Class Y                                                                              112,078          845,510
                                                                              --------------------------------
                                                                                 188,788,511      378,879,841

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                   200,213,610      405,403,510
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                              610,382,845      204,979,335
                                                                              --------------------------------
End of period (including accumulated net investment income
of $7,376,201 and $999,526, respectively)                                     $  810,596,455   $  610,382,845
                                                                              ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           19 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             SIX MONTHS
                                                                  ENDED
                                                          JULY 31, 2007    YEAR ENDED JANUARY 31,
CLASS A                                                     (UNAUDITED)         2007       2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   11.42    $   10.78    $   10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                             .12          .39          .38
Net realized and unrealized gain                                    .12          .55          .57
                                                              ------------------------------------
Total from investment operations                                    .24          .94          .95
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --         (.27)        (.17)
Distributions from net realized gain                                 --         (.03)          --
                                                              ------------------------------------
Total dividends and/or distributions to shareholders                 --         (.30)        (.17)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   11.66    $   11.42    $   10.78
                                                              ====================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 2.10%        8.73%        9.58%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 423,230    $ 313,311    $ 107,686
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 376,184    $ 206,672    $  43,984
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                              2.10%        3.57%        4.39%
Total expenses 5                                                   0.37%        0.40%        0.47%
Expenses after payments, waivers
and/or reimbursements
and reduction to custodian expenses                                0.37%        0.40%        0.46%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               2%           4%           0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007             0.95%
      Year Ended January 31, 2007                1.01%
      Period Ended January 31, 2006              1.15%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           20 | MODERATE INVESTOR FUND

                                                             SIX MONTHS
                                                                  ENDED
                                                          JULY 31, 2007    YEAR ENDED JANUARY 31,
CLASS B                                                     (UNAUDITED)         2007       2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   11.34    $   10.74    $   10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                             .07          .30          .31
Net realized and unrealized gain                                    .13          .54          .58
                                                              ------------------------------------
Total from investment operations                                    .20          .84          .89
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --         (.21)        (.15)
Distributions from net realized gain                                 --         (.03)          --
                                                              ------------------------------------
Total dividends and/or distributions to shareholders                 --         (.24)        (.15)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   11.54    $   11.34    $   10.74
                                                              ====================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 1.76%        7.80%        8.90%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 121,773    $ 101,929    $  36,956
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 114,419    $  70,066    $  15,521
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                              1.30%        2.73%        3.56%
Total expenses 5                                                   1.17%        1.21%        1.31%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                 1.17%        1.21%        1.29%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               2%           4%           0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007             1.75%
      Year Ended January 31, 2007                1.82%
      Period Ended January 31, 2006              1.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           21 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                             SIX MONTHS
                                                                  ENDED
                                                          JULY 31, 2007    YEAR ENDED JANUARY 31,
CLASS C                                                     (UNAUDITED)         2007       2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   11.33    $   10.73    $   10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                             .08          .30          .31
Net realized and unrealized gain                                    .12          .54          .57
                                                              ------------------------------------
Total from investment operations                                    .20          .84          .88
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --         (.21)        (.15)
Distributions from net realized gain                                 --         (.03)          --
                                                              ------------------------------------
Total dividends and/or distributions to shareholders                 --         (.24)        (.15)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   11.53    $   11.33    $   10.73
                                                              ====================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 1.77%        7.85%        8.82%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 192,360    $ 142,351    $  47,904
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 169,976    $  95,773    $  19,527
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                              1.33%        2.78%        3.64%
Total expenses 5                                                   1.14%        1.16%        1.23%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                 1.14%        1.16%        1.22%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               2%           4%           0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007             1.72%
      Year Ended January 31, 2007                1.77%
      Period Ended January 31, 2006              1.91%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           22 | MODERATE INVESTOR FUND

                                                             SIX MONTHS
                                                                  ENDED
                                                          JULY 31, 2007    YEAR ENDED JANUARY 31,
CLASS N                                                     (UNAUDITED)         2007       2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   11.38    $   10.76    $   10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                             .11          .40          .40
Net realized and unrealized gain                                    .11          .51          .53
                                                              ------------------------------------
Total from investment operations                                    .22          .91          .93
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --         (.26)        (.17)
Distributions from net realized gain                                 --         (.03)          --
                                                              ------------------------------------
Total dividends and/or distributions to shareholders                 --         (.29)        (.17)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   11.60    $   11.38    $   10.76
                                                              ====================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 1.93%        8.47%        9.35%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $  71,918    $  51,620    $  12,117
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $  63,431    $  27,110    $   4,158
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                              1.83%        3.58%        4.56%
Total expenses 5                                                   0.64%        0.65%        0.68%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                 0.64%        0.65%        0.67%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               2%           4%           0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007             1.22%
      Year Ended January 31, 2007                1.26%
      Period Ended January 31, 2006              1.36%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           23 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                             SIX MONTHS
                                                                  ENDED
                                                          JULY 31, 2007    YEAR ENDED JANUARY 31,
CLASS Y                                                     (UNAUDITED)         2007       2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   11.45    $   10.79    $   10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                             .14          .56          .36
Net realized and unrealized gain                                    .13          .43          .61
                                                              ------------------------------------
Total from investment operations                                    .27          .99          .97
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --         (.30)        (.18)
Distributions from net realized gain                                 --         (.03)          --
                                                              ------------------------------------
Total dividends and/or distributions to shareholders                 --         (.33)        (.18)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   11.72    $   11.45    $   10.79
                                                              ====================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 2.36%        9.18%        9.79%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $   1,315    $   1,172    $     316
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $   1,279    $     335    $     216
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                              2.46%        5.06%        4.20%
Total expenses 5                                                   0.01%        0.00%        0.28%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                 0.01%        0.00%        0.12%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               2%           4%           0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007             0.59%
      Year Ended January 31, 2007                0.61%
      Period Ended January 31, 2006              0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           24 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Moderate Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital and current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a diversified portfolio of Oppenheimer mututal funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Portfolio's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.


                           25 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of July 31, 2007, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $122,173 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal


                           26 | MODERATE INVESTOR FUND
year. As of July 31, 2007, it is estimated that the Portfolio will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan (the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2007, the Portfolio's projected benefit obligations were increased by $10,059 and payments of $8,301 were made to retired trustees, resulting in an accumulated liability of $28,157 as of July 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated share


                           27 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

holder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED JULY 31, 2007     YEAR ENDED JANUARY 31, 2007
                                                  SHARES            AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------
CLASS A
Sold                                          12,030,688      $140,736,098      20,288,978    $223,056,909
Dividends and/or
distributions reinvested                              --                --         639,909       7,205,339
Redeemed                                      (3,178,363)      (37,252,423)     (3,480,234)    (38,407,180)
                                            ---------------------------------------------------------------
Net increase                                   8,852,325      $103,483,675      17,448,653    $191,855,068
                                            ===============================================================

-----------------------------------------------------------------------------------------------------------
CLASS B
Sold                                           2,671,500      $ 30,955,149       6,606,757    $ 71,847,371
Dividends and/or
distributions reinvested                              --                --         169,423       1,897,534
Redeemed                                      (1,104,418)      (12,809,718)     (1,231,276)    (13,503,812)
                                            ---------------------------------------------------------------
Net increase                                   1,567,082      $ 18,145,431       5,544,904    $ 60,241,093
                                            ===============================================================


                           28 | MODERATE INVESTOR FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                            SIX MONTHS ENDED JULY 31, 2007     YEAR ENDED JANUARY 31, 2007
                                                  SHARES            AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------
CLASS C
Sold                                           5,420,899      $ 62,847,738       9,578,836    $104,254,518
Dividends and/or
distributions reinvested                              --                --         232,677       2,603,646
Redeemed                                      (1,298,726)      (15,107,675)     (1,715,538)    (18,778,708)
                                            ---------------------------------------------------------------
Net increase                                   4,122,173      $ 47,740,063       8,095,975    $ 88,079,456
                                            ===============================================================

-----------------------------------------------------------------------------------------------------------
CLASS N
Sold                                           2,595,558      $ 30,261,996       4,596,537    $ 50,879,391
Dividends and/or
distributions reinvested                              --                --          94,107       1,056,826
Redeemed                                        (935,378)      (10,954,732)     (1,279,558)    (14,077,503)
                                            ---------------------------------------------------------------
Net increase                                   1,660,180      $ 19,307,264       3,411,086     $37,858,714
                                            ===============================================================

-----------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                              21,401      $    249,403         102,771    $  1,171,814
Dividends and/or
distributions reinvested                              --                --           2,252          25,447
Redeemed                                         (11,550)         (137,325)        (31,969)       (351,751)
                                            ---------------------------------------------------------------
Net increase                                       9,851      $    112,078          73,054    $    845,510
                                            ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 31, 2007, were as follows:

                                             PURCHASES         SALES
          ----------------------------------------------------------
          Investment securities           $210,766,334   $16,542,334

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the six months ended July 31, 2007 was 0.54%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended July 31, 2007, the Portfolio paid $382,848 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


                           29 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75 % on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B, Class C and Class N shares were $1,884,044, $1,402,423 and $648,318, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                           30 | MODERATE INVESTOR FUND

                                         CLASS A         CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
July 31, 2007           $798,161          $9,530         $96,193         $15,959          $3,412

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the six months ended July 31, 2007, the Manager waived $691 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                           31 | MODERATE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities ("portfolio proxies") held by the Portfolio. A description of the Portfolio's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, (ii) on the Portfolio's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's voting record is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, and
(ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Portfolio files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Portfolio's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           32 | MODERATE INVESTOR FUND



ACTIVE ALLOCATION FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Equity Funds                                                          50.1%
Fixed Income Funds                                                         23.8
Global Equity Funds                                                        21.2
Alternative Investment Fund                                                 4.6
Money Market Fund                                                           0.3

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2007, and are based on the total market value of investments in affiliated companies.

--------------------------------------------------------------------------------


                           10 | ACTIVE ALLOCATION FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                           11 | ACTIVE ALLOCATION FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                           12 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------

                          BEGINNING         ENDING            EXPENSES
                          ACCOUNT           ACCOUNT           PAID DURING
                          VALUE             VALUE             6 MONTHS ENDED
                          (2/1/07)          (7/31/07)         JULY 31, 2007
--------------------------------------------------------------------------------
Class A Actual            $ 1,000.00        $ 1,028.20        $ 2.42
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00          1,022.41          2.41
--------------------------------------------------------------------------------
Class B Actual              1,000.00          1,024.20          6.39
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00          1,018.50          6.38
--------------------------------------------------------------------------------
Class C Actual              1,000.00          1,024.30          6.24
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00          1,018.65          6.23
--------------------------------------------------------------------------------
Class N Actual              1,000.00          1,026.60          3.47
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00          1,021.37          3.46
--------------------------------------------------------------------------------
Class Y Actual              1,000.00          1,029.80          0.76
--------------------------------------------------------------------------------
Class Y Hypothetical        1,000.00          1,024.05          0.75

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended July 31, 2007 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                 0.48%
---------------------------------
Class B                 1.27
---------------------------------
Class C                 1.24
---------------------------------
Class N                 0.69
---------------------------------
Class Y                 0.15

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                           13 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  July 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                           VALUE
                                                                        SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.5% 1
-------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUND--4.6%
Oppenheimer Real Estate Fund, Cl. Y                                  5,332,888   $   111,564,028
-------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--23.6%
Oppenheimer Champion Income Fund, Cl. Y                              5,553,668        50,149,621
-------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                   22,941,876       230,795,273
-------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                           3,806,830        23,830,755
-------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y                            54,101,422       233,718,144
-------------------------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust, Cl. Y                             4,320,557        40,483,616
                                                                                 ----------------
                                                                                     578,977,409

-------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--21.1%
Oppenheimer Developing Markets Fund, Cl. Y                             420,981        21,091,159
-------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                       3,028,298       237,206,559
-------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                         3,614,034       143,043,450
-------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                         1,847,450        56,864,514
-------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y                    609,102        20,545,028
-------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A              1,575,267        37,428,338
                                                                                 ----------------
                                                                                     516,179,048

-------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 2          8,455,646         8,455,646
-------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--49.9%
Oppenheimer Capital Appreciation Fund, Cl. Y 3                       6,481,233       332,422,405
-------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                  5,519,884       234,815,853
-------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                      8,743,085       136,392,126
-------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                        5,510,533       130,820,047
-------------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                        903,501        37,016,410
-------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                       12,064,510       349,750,138
                                                                                 ----------------
                                                                                   1,221,216,979

-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,278,287,738)                         99.5%    2,436,393,110
-------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                            0.5        12,360,083
                                                                    -----------------------------
NET ASSETS                                                               100.0%  $ 2,448,753,193
                                                                    =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2007, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                           14 | ACTIVE ALLOCATION FUND

                                                              SHARES
                                                         JANUARY 31,        GROSS        GROSS          SHARES
                                                                2007    ADDITIONS   REDUCTIONS   JULY 31, 2007
--------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y               5,035,770    1,560,114      114,651       6,481,233
Oppenheimer Champion Income Fund, Cl. Y                    3,973,401    1,703,735      123,468       5,553,668
Oppenheimer Core Bond Fund, Cl. Y                         17,144,429    5,970,088      172,641      22,941,876
Oppenheimer Developing Markets Fund, Cl. Y                   366,377       94,720       40,116         420,981
Oppenheimer Global Fund, Cl. Y                             2,405,097      715,884       92,683       3,028,298
Oppenheimer Global Opportunities Fund, Cl. Y               2,450,325    1,174,609       10,900       3,614,034
Oppenheimer Institutional Money Market Fund, Cl. E         6,349,533   95,210,442   93,104,329       8,455,646
Oppenheimer International Bond Fund, Cl. Y                 2,779,230    1,113,242       85,642       3,806,830
Oppenheimer International Growth Fund, Cl. Y               1,566,542      418,441      137,533       1,847,450
Oppenheimer International Small Company Fund, Cl. Y          558,527      138,653       88,078         609,102
Oppenheimer Main Street Fund, Cl. Y                        4,361,432    1,302,776      144,324       5,519,884
Oppenheimer Main Street Opportunity Fund, Cl. Y            6,480,652    2,289,175       26,742       8,743,085
Oppenheimer Main Street Small Cap Fund, Cl. Y              4,007,613    1,519,943       17,023       5,510,533
Oppenheimer Quest International Value Fund, Inc., Cl. A    1,270,789      356,300       51,822       1,575,267
Oppenheimer Real Estate Fund, Cl. Y                        4,290,964    1,613,856      571,932       5,332,888
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y              762,924      202,245       61,668         903,501
Oppenheimer Strategic Income Fund, Cl. Y                  41,051,737   14,051,400    1,001,715      54,101,422
Oppenheimer U.S. Government Trust, Cl. Y                   3,000,034    1,413,678       93,155       4,320,557
Oppenheimer Value Fund, Cl. Y                              9,865,588    2,822,040      623,118      12,064,510

                                                                            VALUE     DIVIDEND       REALIZED
                                                                       SEE NOTE 1       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                       $  332,422,405  $        --      $  (76,245)
Oppenheimer Champion Income Fund, Cl. Y                                50,149,621    1,640,327         (10,299)
Oppenheimer Core Bond Fund, Cl. Y                                     230,795,273    5,411,277         (22,336)
Oppenheimer Developing Markets Fund, Cl. Y                             21,091,159           --           5,182
Oppenheimer Global Fund, Cl. Y                                        237,206,559           --        (100,806)
Oppenheimer Global Opportunities Fund, Cl. Y                          143,043,450           --         (54,134)
Oppenheimer Institutional Money Market Fund, Cl. E                      8,455,646      336,474              --
Oppenheimer International Bond Fund, Cl. Y                             23,830,755      444,171          (1,943)
Oppenheimer International Growth Fund, Cl. Y                           56,864,514           --          38,486
Oppenheimer International Small Company Fund, Cl. Y                    20,545,028           --         172,702
Oppenheimer Main Street Fund, Cl. Y                                   234,815,853           --         (79,197)
Oppenheimer Main Street Opportunity Fund, Cl. Y                       136,392,126           --          (9,269)
Oppenheimer Main Street Small Cap Fund, Cl. Y                         130,820,047           --         (11,659)
Oppenheimer Quest International Value Fund, Inc., Cl. A                37,428,338           --         (23,389)
Oppenheimer Real Estate Fund, Cl. Y                                   111,564,028      236,295         781,806
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                        37,016,410           --          16,020
Oppenheimer Strategic Income Fund, Cl. Y                              233,718,144    5,739,069            (984)
Oppenheimer U.S. Government Trust, Cl. Y                               40,483,616      858,960          (5,757)
Oppenheimer Value Fund, Cl. Y                                         349,750,138           --         134,802
                                                                   --------------------------------------------
                                                                   $2,436,393,110  $14,666,573      $  752,980
                                                                   ============================================

2. Rate shown is the 7-day yield as of July 31, 2007.

3. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           15 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

July 31, 2007
-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $2,278,287,738)                                         $   2,436,393,110
-----------------------------------------------------------------------------------------------------
Cash                                                                                       1,344,994
-----------------------------------------------------------------------------------------------------
Cash used for collateral on futures                                                        4,612,400
-----------------------------------------------------------------------------------------------------
Swaps, at value                                                                            1,671,182
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                        11,791,435
Dividends                                                                                  1,781,011
Investments sold                                                                              90,731
Other                                                                                         21,307
                                                                                   ------------------
Total assets                                                                           2,457,706,170

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Swaps, at value                                                                               98,010
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                      4,600,197
Shares of beneficial interest redeemed                                                     2,241,319
Futures margins                                                                            1,054,010
Distribution and service plan fees                                                           519,294
Transfer and shareholder servicing agent fees                                                239,694
Trustees' compensation                                                                       100,902
Shareholder communications                                                                    70,081
Other                                                                                         29,470
                                                                                   ------------------
Total liabilities                                                                          8,952,977

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $   2,448,753,193
                                                                                   ==================

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                         $         198,574
-----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                             2,258,986,391
-----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                          8,680,408
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions            25,923,832
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                               154,963,988
                                                                                   ------------------
NET ASSETS                                                                         $   2,448,753,193
                                                                                   ==================


                           16 | ACTIVE ALLOCATION FUND

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,277,428,344 and 103,106,146 shares of beneficial interest outstanding)                    $ 12.39
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                              $ 13.15
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $439,813,172 and
35,860,097 shares of beneficial interest outstanding)                                        $ 12.26
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $582,378,977 and
47,529,330 shares of beneficial interest outstanding)                                        $ 12.25
-----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $145,623,733 and
11,797,239 shares of beneficial interest outstanding)                                        $ 12.34
-----------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $3,508,967 and 281,581 shares of beneficial interest outstanding)                  $ 12.46

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           17 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends--affiliated companies                                    $ 14,666,573
--------------------------------------------------------------------------------
Interest                                                                 66,037
                                                                   -------------
Total investment income                                              14,732,610

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,417,397
Class B                                                               2,011,033
Class C                                                               2,591,129
Class N                                                                 327,656
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 634,148
Class B                                                                 276,686
Class C                                                                 310,505
Class N                                                                  51,031
Class Y                                                                       6
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  71,042
Class B                                                                  37,400
Class C                                                                  30,771
Class N                                                                   2,712
Class Y                                                                       9
--------------------------------------------------------------------------------
Asset allocation fees                                                 1,095,930
--------------------------------------------------------------------------------
Trustees' compensation                                                   49,654
--------------------------------------------------------------------------------
Custodian fees and expenses                                               4,359
--------------------------------------------------------------------------------
Other                                                                    47,085
                                                                   -------------
Total expenses                                                        8,958,553
Less reduction to custodian expenses                                       (638)
Less waivers and reimbursements of expenses                             (44,131)
                                                                   -------------
Net expenses                                                          8,913,784

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 5,818,826


                           18 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments:
   Affiliated companies                                            $    752,980
Closing and expiration of futures contracts                             670,780
Foreign currency transactions                                           156,265
Swap contracts                                                        1,930,300
                                                                   -------------
Net realized gain                                                     3,510,325
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments:
   Affiliated companies                                              41,835,271
Futures contracts                                                    (5,813,965)
Swap contracts                                                        1,653,625
                                                                   -------------
Net change in unrealized appreciation                                37,674,931

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 47,004,082
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           19 | ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                SIX MONTHS              YEAR
                                                                                                     ENDED             ENDED
                                                                                             JULY 31, 2007       JANUARY 31,
                                                                                               (UNAUDITED)              2007
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $     5,818,826   $    32,270,527
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                3,510,325        26,702,188
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                           37,674,931        94,186,438
                                                                                           ----------------------------------
Net increase in net assets resulting from operations                                            47,004,082       153,159,153

-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                                 --       (17,134,058)
Class B                                                                                                 --        (4,713,190)
Class C                                                                                                 --        (5,972,851)
Class N                                                                                                 --        (1,888,584)
Class Y                                                                                                 --           (50,117)
                                                                                           ----------------------------------
                                                                                                        --       (29,758,800)
-----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                                 --        (3,316,909)
Class B                                                                                                 --        (1,236,698)
Class C                                                                                                 --        (1,515,292)
Class N                                                                                                 --          (381,215)
Class Y                                                                                                 --            (8,618)
                                                                                           ----------------------------------
                                                                                                        --        (6,458,732)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                        294,957,117       602,241,849
Class B                                                                                         82,701,294       210,888,833
Class C                                                                                        139,290,488       280,476,657
Class N                                                                                         33,481,279        74,350,364
Class Y                                                                                            633,182         2,130,523
                                                                                           ----------------------------------
                                                                                               551,063,360     1,170,088,226

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                 598,067,442     1,287,029,847
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          1,850,685,751       563,655,904
                                                                                           ----------------------------------
End of period (including accumulated net investment income of
$8,680,408 and $2,861,582, respectively)                                                   $ 2,448,753,193   $ 1,850,685,751
                                                                                           ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           20 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                    ENDED
                                                            JULY 31, 2007     YEAR ENDED JANUARY 31,
CLASS A                                                       (UNAUDITED)          2007       2006 1
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     12.05     $   11.10   $   10.00
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                               .05           .35         .43
Net realized and unrealized gain                                      .29           .89         .89
                                                              --------------------------------------
Total from investment operations                                      .34          1.24        1.32
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   --          (.24)       (.20)
Distributions from net realized gain                                   --          (.05)       (.02)
                                                              --------------------------------------
Total dividends and/or distributions to shareholders                   --          (.29)       (.22)
----------------------------------------------------------------------------------------------------

Net asset value, end of period                                $     12.39     $   12.05   $   11.10
                                                              ======================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   2.82%        11.14%      13.31%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 1,277,428     $ 956,520   $ 293,578
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 1,148,144     $ 605,517   $ 112,224
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                0.87%         3.10%       4.94%
Total expenses 5                                                     0.48%         0.51%       0.56%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                  0.48%         0.50%       0.55%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 3%           40%         90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007                1.10%
      Year Ended January 31, 2007                   1.16%
      Period Ended January 31, 2006                 1.28%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           21 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                   ENDED
                                                            JULY 31, 2007     YEAR ENDED JANUARY 31,
CLASS B                                                       (UNAUDITED)          2007       2006 1
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     11.97     $   11.07   $   10.00
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                -- 3         .26         .36
Net realized and unrealized gain                                      .29           .86         .91
                                                              --------------------------------------
Total from investment operations                                      .29          1.12        1.27
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   --          (.17)       (.18)
Distributions from net realized gain                                   --          (.05)       (.02)
                                                              --------------------------------------
Total dividends and/or distributions to shareholders                   --          (.22)       (.20)
----------------------------------------------------------------------------------------------------

Net asset value, end of period                                $     12.26     $   11.97   $   11.07
                                                              ======================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                   2.42%        10.15%      12.72%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $   439,813     $ 349,024   $ 115,629
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $   406,088     $ 229,365   $  46,284
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                0.07%         2.26%       4.06%
Total expenses 6                                                     1.27%         1.29%       1.37%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                  1.27%         1.29%       1.34%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 3%           40%         90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last on the business day before the first day of the fiscal period, with all dividends and distributions business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

5. Annualized for periods less than one full year.

6. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007                1.89%
      Year Ended January 31, 2007                   1.94%
      Period Ended January 31, 2006                 2.09%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           22 | ACTIVE ALLOCATION FUND

                                                               SIX MONTHS
                                                                    ENDED
                                                            JULY 31, 2007     YEAR ENDED JANUARY 31,
CLASS C                                                       (UNAUDITED)          2007       2006 1
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     11.96     $   11.06   $   10.00
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                               .01           .27         .37
Net realized and unrealized gain                                      .28           .86         .89
                                                              --------------------------------------
Total from investment operations                                      .29          1.13        1.26
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   --          (.18)       (.18)
Distributions from net realized gain                                   --          (.05)       (.02)
                                                              --------------------------------------
Total dividends and/or distributions to shareholders                   --          (.23)       (.20)
----------------------------------------------------------------------------------------------------

Net asset value, end of period                                $     12.25     $   11.96   $   11.06
                                                              ======================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   2.43%        10.21%      12.66%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $   582,379     $ 433,213   $ 125,622
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $   523,401     $ 272,038   $  45,647
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                0.11%         2.34%       4.18%
Total expenses 5                                                     1.24%         1.27%       1.33%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                  1.24%         1.26%       1.31%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 3%           40%         90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007                1.86%
      Year Ended January 31, 2007                   1.92%
      Period Ended January 31, 2006                 2.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           23 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                    ENDED
                                                            JULY 31, 2007     YEAR ENDED JANUARY 31,
CLASS N                                                       (UNAUDITED)          2007       2006 1
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     12.02     $   11.09   $   10.00
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                               .04           .35         .46
Net realized and unrealized gain                                      .28           .86         .85
                                                              --------------------------------------
Total from investment operations                                      .32          1.21        1.31
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   --          (.23)       (.20)
Distributions from net realized gain                                   --          (.05)       (.02)
                                                              --------------------------------------
Total dividends and/or distributions to shareholders                   --          (.28)       (.22)
----------------------------------------------------------------------------------------------------

Net asset value, end of period                                $     12.34     $   12.02   $   11.09
                                                              ======================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   2.66%        10.88%      13.18%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $   145,624     $ 109,146   $  28,345
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $   132,356     $  62,929   $   9,156
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                0.66%         3.07%       5.28%
Total expenses 5                                                     0.69%         0.70%       0.73%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                  0.69%         0.70%       0.72%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 3%           40%         90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007                1.31%
      Year Ended January 31, 2007                   1.35%
      Period Ended January 31, 2006                 1.45%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           24 | ACTIVE ALLOCATION FUND

                                                               SIX MONTHS
                                                                    ENDED
                                                            JULY 31, 2007     YEAR ENDED JANUARY 31,
CLASS Y                                                       (UNAUDITED)          2007       2006 1
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     12.10     $   11.13   $   10.00
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                               .07           .44         .39
Net realized and unrealized gain                                      .29           .85         .97
                                                              --------------------------------------
Total from investment operations                                      .36          1.29        1.36
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   --          (.27)       (.21)
Distributions from net realized gain                                   --          (.05)       (.02)
                                                              --------------------------------------
Total dividends and/or distributions to shareholders                   --          (.32)       (.23)
----------------------------------------------------------------------------------------------------

Net asset value, end of period                                $     12.46     $   12.10   $   11.13
                                                              ======================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   2.98%        11.56%      13.72%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $     3,509     $   2,783   $     482
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $     3,380     $   1,317   $     196
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                1.20%         3.79%       4.44%
Total expenses 5                                                     0.15%         0.11%       0.33%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                  0.15%         0.11%       0.21%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 3%           40%         90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended July 31, 2007                0.77%
      Year Ended January 31, 2007                   0.76%
      Period Ended January 31, 2006                 1.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           25 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Active Allocation Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital with a secondary objective of current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Portfolio's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.


                           26 | ACTIVE ALLOCATION FUND

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.


                           27 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan (the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2007, the Portfolio's projected benefit obligations were increased by $31,815 and payments of $24,183 were made to retired trustees, resulting in an accumulated liability of $83,134 as of July 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds


                           28 | ACTIVE ALLOCATION FUND
selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                           29 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                       SIX MONTHS ENDED JULY 31, 2007      YEAR ENDED JANUARY 31, 2007
                                             SHARES            AMOUNT         SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                                     30,061,317     $ 374,179,755     57,596,220     $ 654,562,965
Dividends and/or
distributions reinvested                         --                --      1,662,202        19,663,799
Redeemed                                 (6,348,380)      (79,222,638)    (6,303,806)      (71,984,915)
                                        ---------------------------------------------------------------
Net increase                             23,712,937     $ 294,957,117     52,954,616     $ 602,241,849
                                        ===============================================================

-------------------------------------------------------------------------------------------------------
CLASS B
Sold                                      9,564,480     $ 117,909,923     21,225,979     $ 239,218,008
Dividends and/or
distributions reinvested                         --                --        490,803         5,771,900
Redeemed                                 (2,855,533)      (35,208,629)    (3,014,115)      (34,101,075)
                                        ---------------------------------------------------------------
Net increase                              6,708,947     $  82,701,294     18,702,667     $ 210,888,833
                                        ===============================================================

-------------------------------------------------------------------------------------------------------
CLASS C
Sold                                     14,161,389     $ 174,641,174     27,543,050     $ 310,509,299
Dividends and/or
distributions reinvested                         --                --        600,867         7,060,230
Redeemed                                 (2,853,735)      (35,350,686)    (3,282,836)      (37,092,872)
                                        ---------------------------------------------------------------
Net increase                             11,307,654     $ 139,290,488     24,861,081     $ 280,476,657
                                        ===============================================================

-------------------------------------------------------------------------------------------------------
CLASS N
Sold                                      3,668,416     $  45,408,543      7,119,593     $  81,030,208
Dividends and/or
distributions reinvested                         --                --        176,954         2,088,058
Redeemed                                   (954,394)      (11,927,264)      (769,703)       (8,767,902)
                                        ---------------------------------------------------------------
Net increase                              2,714,022     $  33,481,279      6,526,844     $  74,350,364
                                        ===============================================================

-------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                        112,894     $   1,410,087        197,518     $   2,248,494
Dividends and/or
distributions reinvested                         --                --          4,945            58,703
Redeemed                                    (61,388)         (776,905)       (15,653)         (176,674)
                                        ---------------------------------------------------------------
Net increase                                 51,506     $     633,182        186,810     $   2,130,523
                                        ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 31, 2007, were as follows:

                                            PURCHASES          SALES
         -----------------------------------------------------------
         Investment securities           $625,830,961    $73,657,943


                           30 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the six months ended July 31, 2007 was 0.57%.

      The Portfolio pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended July 31, 2007, the Portfolio paid $1,207,817 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the


                           31 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

plan at June 30, 2007 for Class B, Class C and Class N shares were $6,995,711, $4,204,836 and $1,201,309, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
July 31, 2007      $2,316,864          $6,488        $289,118         $53,635         $10,973
----------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the six months ended July 31, 2007, the Manager reimbursed the Portfolio $19,558, $6,931, $8,915, $2,256 and $58, for the Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the six months ended July 31, 2007, the Manager waived $6,413 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.


                           32 | ACTIVE ALLOCATION FUND

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of July 31, 2007, the Portfolio had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                           33 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

As of July 31, 2007, the Portfolio had outstanding futures contracts as follows:

                               EXPIRATION   NUMBER OF   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                DATES   CONTRACTS     JULY 31, 2007   DEPRECIATION
---------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 E-Mini      9/21/07         995   $    72,729,525   $  3,348,970
                                                                          -------------
CONTRACTS TO SELL
U.S. Treasury Nts., 5 yr.         9/28/07         948        99,984,375      1,365,586
                                                                          -------------
                                                                          $  4,714,556
                                                                          =============

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of July 31, 2007, the Portfolio had entered into the following total return swap agreements:

SWAP                 NOTIONAL             PAID BY             RECEIVED BY   TERMINATION
COUNTERPARTY           AMOUNT       THE PORTFOLIO           THE PORTFOLIO         DATES         VALUE
------------------------------------------------------------------------------------------------------
                                                            One-Month USD
                                                          BBA LIBOR minus
                                 If positive, the   0.5% and if negative,
                                  Total Return of      the absolute value
                                   the Standard &     of the Total Return
                                       Poor's 600       of the Standard &
                                   SmallCap Total     Poor's 600 SmallCap
Citibank NA       $24,500,163       Return Index.     Total Return Index.        7/9/08   $ 1,661,293


                           34 | ACTIVE ALLOCATION FUND

SWAP                 NOTIONAL             PAID BY             RECEIVED BY   TERMINATION
COUNTERPARTY           AMOUNT       THE PORTFOLIO           THE PORTFOLIO         DATES         VALUE
------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                    One-Month USD
                                 BBA LIBOR and if
                                    negative, the
                                absolute value of        If positive, the
                                 the Total Return         Total Return of
                                of the MSCI Daily          the MSCI Daily
                                 Total Return Net        Total Return Net
                                  Emerging Market             Belgium USD
                 $  1,102,810          USD Index.           Market Index.      12/10/07   $    (4,764)
                                    One-Month USD
                                 BBA LIBOR and if
                                    negative, the
                                absolute value of        If positive, the
                                 the Total Return         Total Return of
                                of the MSCI Daily          the MSCI Daily
                                 Total Return Net        Total Return Net
                                  Emerging Market         Emerging Market
                    1,002,642          USD Index.              USD Index.      12/10/07        (4,713)
                                    One-Month USD
                                 BBA LIBOR and if
                                    negative, the
                                absolute value of        If positive, the
                                 the Total Return         Total Return of
                                of the MSCI Daily          the MSCI Daily
                                 Total Return Net        Total Return Net
                                      Belgium USD             Belgium USD
                      701,580       Market Index.           Market Index.      12/10/07        (3,266)
                                    One-Month USD
                                 BBA LIBOR and if
                                    negative, the
                                absolute Value of        If positive, the
                                 the Total Return         Total Return of
                                of the MSCI Daily          the MSCI Daily
                                 Total Return Net        Total Return Net
                                      Belgium USD             Belgium USD
                    2,606,387       Market Index.           Market Index.      12/10/07       (11,984)
                                    One-Month USD
                                BBA LIBOR and if
                                    negative, the
                                absolute value of        If positive, the
                                 the Total Return         Total Return of
                                of the MSCI Daily          the MSCI Daily
                                 Total Return Net        Total Return Net
                                  Emerging Market         Emerging Market
                   14,987,602          USD Index.              USD Index.      12/10/07       (73,283)


                           35 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS Continued

SWAP                 NOTIONAL                 PAID BY         RECEIVED BY   TERMINATION
COUNTERPARTY           AMOUNT           THE PORTFOLIO       THE PORTFOLIO         DATES        VALUE
-----------------------------------------------------------------------------------------------------
                                    One-Month USD
                                  BBA LIBOR minus
                                      .08% and if
                                    negative, the        If positive, the
                                absolute value of         Total Return of
                                   the Lehman MBS          the Lehman MBS
                                Fixed Rate Agency       Fixed Rate Agency
UBS              $ 24,500,000              Index.                  Index.       10/1/07   $    9,889
                                                                                          -----------
                                                                                          $1,573,172
                                                                                          ===========

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
MBS         Mortgage-Backed Security
MSCI        Morgan Stanley Capital International

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                           36 | ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities ("portfolio proxies") held by the Portfolio. A description of the Portfolio's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, (ii) on the Portfolio's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's voting record is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, and
(ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Portfolio files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Portfolio's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           37 | ACTIVE ALLOCATION FUND




ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 09/13/2007